Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Funds Trust
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000000939 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Investor Shares
Trading Symbol	MMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 115,000,000
Holdings Count | Holding	98
Investment Company Portfolio Turnover	21.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	98	21.95%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000938 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Class Name	Class M
Trading Symbol	MMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$33	0.65%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 115,000,000
Holdings Count | Holding	98
Investment Company Portfolio Turnover	21.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	98	21.95%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000956 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$50	0.98%*
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 138,000,000
Holdings Count | Holding	574
Investment Company Portfolio Turnover	30.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$138	574	30.63%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000957 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Mid Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$63	1.23%*
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%	[4]
Net Assets	$ 138,000,000
Holdings Count | Holding	574
Investment Company Portfolio Turnover	30.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$138	574	30.63%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000960 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Investor Shares
Trading Symbol	MISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$72	1.37%*
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[5]
Net Assets	$ 140,000,000
Holdings Count | Holding	150
Investment Company Portfolio Turnover	64.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$140	150	64.49%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000959 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Small Cap Multi-Strategy Fund
Class Name	Class M
Trading Symbol	MPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[6]
Net Assets	$ 140,000,000
Holdings Count | Holding	150
Investment Company Portfolio Turnover	64.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$140	150	64.49%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000961 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Class M
Trading Symbol	MPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$49	0.89%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[7]
Expense Ratio, Percent	0.89%	[7],[8]
Net Assets	$ 249,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	69.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$249	70	69.36%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000962 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Fund
Class Name	Investor Shares
Trading Symbol	MIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$63	1.14%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 63	[9]
Expense Ratio, Percent	1.14%	[9],[10]
Net Assets	$ 249,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	69.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$249	70	69.36%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000964 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	MIEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$80	1.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 80	[11]
Expense Ratio, Percent	1.45%	[11],[12]
Net Assets	$ 201,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	42.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$201	70	42.38%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000963 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Emerging Markets Fund
Class Name	Class M
Trading Symbol	MEMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$66	1.20%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 66	[13]
Expense Ratio, Percent	1.20%	[13],[14]
Net Assets	$ 201,000,000
Holdings Count | Holding	70
Investment Company Portfolio Turnover	42.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$201	70	42.38%

Holdings [Text Block]
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000965 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Class M
Trading Symbol	MPBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$27	0.53%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 27	[15]
Expense Ratio, Percent	0.53%	[15],[16]
Net Assets	$ 463,000,000
Holdings Count | Holding	527
Investment Company Portfolio Turnover	19.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$463	527	19.87%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000966 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Asset Allocation Fund
Class Name	Investor Shares
Trading Symbol	MIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$40	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 40	[17]
Expense Ratio, Percent	0.78%	[17],[18]
Net Assets	$ 463,000,000
Holdings Count | Holding	527
Investment Company Portfolio Turnover	19.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$463	527	19.87%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000968 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Investor Shares
Trading Symbol	MIBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$42	0.84%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[19]
Net Assets	$ 1,205,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	30.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,205	190	30.95%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html
C000000967 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Fund
Class Name	Class M
Trading Symbol	MPBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny‑mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/us/en/intermediary/products/bny‑mellon.html
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$30	0.59%*
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[20]
Net Assets	$ 1,205,000,000
Holdings Count | Holding	190
Investment Company Portfolio Turnover	30.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,205	190	30.95%

Holdings [Text Block]	Portfolio Holdings (as of 2/28/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/us/en/intermediary/products/bny-mellon.html

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.
[15]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]	Annualized.
[17]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[18]	Annualized.
[19]	Annualized.
[20]	Annualized.